ORIX Corporation Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2021
Stockholders' Equity Note [Abstract]
Changes in Number of Shares Issued
Changes in the number of shares issued in fiscal 2019, 2020 and 2021 are as follows:

	Number of shares
	2019	2020	2021
Beginning balance	1,324,495,728	1,324,629,128	1,324,629,128
Exercise of stock options	133,400	0	0
Cancellation of treasury stock	0	0	(38,904,648)

Ending balance	1,324,629,128	1,324,629,128	1,285,724,480